Share-Based Payments - Schedule of Warrants (Details)	1 Months Ended								12 Months Ended
	Sep. 30, 2022 EquityInstruments	May 31, 2022 EquityInstruments	Mar. 31, 2022 EquityInstruments	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) Options	Jun. 30, 2021 Options	Dec. 31, 2020 EquityInstruments kr / shares	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2023 USD ($) EquityInstruments	Dec. 31, 2023 EquityInstruments	Dec. 31, 2023 Options EquityInstruments	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2022 USD ($) EquityInstruments	Dec. 31, 2022 EquityInstruments	Dec. 31, 2022 shares EquityInstruments	Dec. 31, 2022 EquityInstruments kr / shares	Dec. 31, 2022 Options EquityInstruments	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) kr / shares	Dec. 31, 2020 EquityInstruments kr / shares	Dec. 31, 2023 Options	Dec. 31, 2022 Options	Dec. 31, 2021 EquityInstruments	Dec. 31, 2021 Options
Number of warrants
Service cost | $											$ 479,000					$ 942,000							$ 1,379,000
Warrants
Number of warrants
Warrants granted											409,115							491,612
Warrants granted					523,599		62,147	1,655				559,115					491,612							63,802	523,599
Warrants exercised												(360,731)					(388,181)							(62,284)
Warrants forfeited												(203,004)					(92,956)							(10,178)
Warrants cancelled																								(10,397)
Warrants granted at beginning of period												2,743,093	2,743,093				2,732,618			2,732,618				2,228,076
Warrants granted at end of period					2,732,618	2,732,618		2,228,076				2,738,473	2,738,473				2,743,093			2,743,093				2,732,618			2,228,076
Warrants exercisable									2,007,123	2,007,123	2,007,123	2,007,123	2,007,123	1,988,106	1,988,106	1,988,106	1,988,106	1,988,106	1,988,106	1,988,106								2,007,123	1,988,106	2,072,122	2,732,618
Warrants granted with immediate vesting | shares																									22,916
Weighted Average Exercise Price/Share
Warrants granted at beginning of period, price per share | (per share)										$ 1.50									kr 7.53							kr 1
Warrants granted, price per share | (per share)				$ 5.38						1.02					$ 2.24											1
Warrants exercised, price per share | (per share)										0.14					2.42											1
Warrants forfeited, price per share | (per share)										2.08					1.28											1
Warrants granted at end of period, price per share | (per share)								kr 1		1.41					1.50											7.53	kr 1
Warrants cancelled, price per share | kr / shares																										kr 1
Weighted Average Remaining Contractual Life (years)
Warrants granted, remaining contractual life									10 years					11 years							13 years						15 years
Other information
Share purchase price | $ / shares										$ 0.14					$ 2.42							$ 5.59
Warrants | COO
Number of warrants
Warrants granted			25,000									12,500					20,833
Warrants | CFO
Number of warrants
Warrants granted		45,000															16,667
Warrants | CEO
Number of warrants
Warrants granted	50,000											169,167					3,125
Warrants | Executive management
Number of warrants
Service period																					36 months
Weighted average fair value at measurement date | $				$ 1,500,000	$ 1,500,000	$ 1,500,000															$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	kr 1,500,000